2. Summary of Significant Accounting Policies (Sept. 2017 Note) (Details Narrative) - shares	3 Months Ended		9 Months Ended		12 Months Ended		60 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016
Potentially dilutive shares	0	0	0	0	0	0
Credit Agreements [Member]
Concentration risk percentage			67.80%				87.30%
Racecars and Equipment [Member]
Property useful life			5 years
Furniture and Fixtures [Member]
Property useful life			7 years		7 years